Note 5 - Long-term Debt - Summary of Long-term Debt (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Long-term debt, gross	$ 40,200,000	$ 37,491,000
Less: Current portion	(5,100,000)	(5,212,000)
Long-term portion	35,100,000	32,279,000
Deferred charges, current portion	130,000	125,357
Deferred charges, long-term portion	235,173	237,848
Debt discount, current portion		216,402
Debt discount, long-term portion		324,603
Long-term debt, current portion net of deferred charges and debt discount	4,970,000	4,870,241
Long-term debt, long-term portion net of deferred charges and debt discount	34,864,827	31,716,549
Noumea Shipping Ltd [Member]
Long-term debt, gross		3,341,000
Gregos Shipping Ltd [Member]
Long-term debt, gross		4,150,000
Alterwall Business Inc., Allendale Investments S.A., Manolis Shipping Ltd., Joanna Maritime Ltd., Jonathan John Shipping Ltd [Member]
Long-term debt, gross		30,000,000
Alterwall Business Inc., Allendale Investments S.A., Manolis Shipping Ltd., Joanna Maritime Ltd., Jonathan John shipping Ltd., Athens Shipping Ltd., Oinousses Navigation Ltd., Corfu Navigation Ltd., Bridge Shipping Ltd [Member]
Long-term debt, gross	$ 40,200,000